As filed with the Securities and Exchange Commission on February 12, 2018

Securities Act File No. 33-48220

Investment Company Act File No. 811-06687

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

THE GABELLI MONEY MARKET FUNDS

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
The Gabelli Money Market Funds One Corporate Center Rye, New York 10580-1422	Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI MONEY MARKET FUNDS, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 41 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 12th day of February, 2018.

THE GABELLI MONEY MARKET FUNDS

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert Bruce N. Alpert	President and Principal Executive Officer	February 12, 2018

/s/ John C. Ball John C. Ball	Principal Financial Officer and Treasurer	February 12, 2018

Mario J. Gabelli* Mario J. Gabelli	Trustee	February 12, 2018

Elizabeth C. Bogan* Elizabeth C. Bogan	Trustee	February 12, 2018

Anthony J. Colavita* Anthony J. Colavita	Trustee	February 12, 2018

Vincent D. Enright* Vincent D. Enright	Trustee	February 12, 2018

Robert C. Kolodny* Robert C. Kolodny	Trustee	February 12, 2018

Anthonie C. van Ekris* Anthonie C. van Ekris	Trustee	February 12, 2018

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase